American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2023

Value - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 1.8%
L3Harris Technologies, Inc.	61,510	12,955,236
RTX Corp.	297,780	25,055,209
		38,010,445
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	147,070	23,123,816
Automobile Components — 1.3%
BorgWarner, Inc.	429,382	15,393,345
Cie Generale des Etablissements Michelin SCA	359,310	12,908,761
		28,302,106
Automobiles — 0.9%
General Motors Co.	506,074	18,178,178
Banks — 11.2%
Bank of America Corp.	1,587,690	53,457,522
Comerica, Inc.	99,027	5,526,697
JPMorgan Chase & Co.	349,521	59,453,522
PNC Financial Services Group, Inc.	103,040	15,955,744
Prosperity Bancshares, Inc.	156,576	10,604,893
Truist Financial Corp.	643,265	23,749,344
U.S. Bancorp	1,163,485	50,355,631
Wells Fargo & Co.	412,678	20,312,011
		239,415,364
Beverages — 0.6%
Heineken Holding NV	67,020	5,674,859
Heineken NV	66,360	6,742,142
		12,417,001
Building Products — 0.5%
Cie de Saint-Gobain SA	149,530	11,027,436
Capital Markets — 5.5%
Bank of New York Mellon Corp.	699,880	36,428,754
BlackRock, Inc.	16,360	13,281,048
Charles Schwab Corp.	254,970	17,541,936
Invesco Ltd.	1,034,846	18,461,653
Northern Trust Corp.	222,842	18,803,408
State Street Corp.	170,240	13,186,790
		117,703,589
Chemicals — 0.5%
Akzo Nobel NV	140,740	11,654,225
Communications Equipment — 3.4%
Cisco Systems, Inc.	1,009,304	50,990,038
F5, Inc.(1)	120,017	21,480,643
		72,470,681
Consumer Staples Distribution & Retail — 2.4%
Dollar Tree, Inc.(1)	176,810	25,115,861
Koninklijke Ahold Delhaize NV	945,915	27,215,342
		52,331,203
Containers and Packaging — 0.7%
Packaging Corp. of America	92,120	15,007,269
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	1,886,616	31,657,417

Verizon Communications, Inc.	1,173,092	44,225,568
		75,882,985
Electric Utilities — 2.5%
Duke Energy Corp.	220,180	21,366,267
Edison International	297,340	21,256,837
Eversource Energy	181,300	11,189,836
		53,812,940
Electrical Equipment — 1.4%
Emerson Electric Co.	177,823	17,307,513
Signify NV	379,330	12,721,300
		30,028,813
Energy Equipment and Services — 1.9%
Baker Hughes Co.	681,518	23,294,285
Schlumberger NV	331,916	17,272,909
		40,567,194
Entertainment — 1.3%
Walt Disney Co.	311,920	28,163,257
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class A(1)	129	69,998,629
Berkshire Hathaway, Inc., Class B(1)	54,905	19,582,417
		89,581,046
Food Products — 3.7%
Conagra Brands, Inc.	1,054,018	30,208,156
Danone SA	265,910	17,251,847
JDE Peet's NV	391,458	10,527,472
Mondelez International, Inc., Class A	301,291	21,822,507
		79,809,982
Gas Utilities — 0.9%
Atmos Energy Corp.	87,264	10,113,897
ONE Gas, Inc.	143,980	9,174,406
		19,288,303
Ground Transportation — 0.9%
Heartland Express, Inc.	1,304,159	18,597,307
Health Care Equipment and Supplies — 5.6%
GE HealthCare Technologies, Inc.	132,076	10,212,116
Medtronic PLC	831,870	68,529,451
Zimmer Biomet Holdings, Inc.	330,597	40,233,655
		118,975,222
Health Care Providers and Services — 3.7%
CVS Health Corp.	378,430	29,880,833
Henry Schein, Inc.(1)	187,020	14,159,284
Laboratory Corp. of America Holdings	75,390	17,135,393
Universal Health Services, Inc., Class B	123,500	18,826,340
		80,001,850
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	789,610	15,634,278
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	125,930	13,863,426
Household Products — 1.4%
Colgate-Palmolive Co.	148,880	11,867,225
Kimberly-Clark Corp.	146,950	17,855,894
		29,723,119
Industrial Conglomerates — 1.8%
General Electric Co.	179,218	22,873,593
Siemens AG	80,700	15,140,069
		38,013,662

Insurance — 2.1%
Allstate Corp.	161,320	22,581,574
Reinsurance Group of America, Inc.	72,926	11,797,968
Willis Towers Watson PLC	47,220	11,389,464
		45,769,006
Leisure Products — 0.5%
Mattel, Inc.(1)	507,542	9,582,393
Machinery — 1.3%
IMI PLC	751,996	16,113,363
Oshkosh Corp.	105,810	11,470,862
		27,584,225
Media — 0.6%
Interpublic Group of Cos., Inc.	390,060	12,731,558
Metals and Mining — 0.7%
BHP Group Ltd.	457,725	15,637,996
Multi-Utilities — 1.4%
Engie SA	479,950	8,454,940
WEC Energy Group, Inc.	259,410	21,834,540
		30,289,480
Oil, Gas and Consumable Fuels — 7.1%
Chevron Corp.	219,174	32,691,994
ConocoPhillips	141,223	16,391,753
Exxon Mobil Corp.	473,100	47,300,538
Occidental Petroleum Corp.	228,230	13,627,613
Shell PLC	659,725	21,595,482
TotalEnergies SE	308,754	20,994,956
		152,602,336
Paper and Forest Products — 0.8%
Mondi PLC	872,035	17,061,106
Passenger Airlines — 1.0%
Southwest Airlines Co.	738,480	21,327,302
Personal Care Products — 2.0%
Kenvue, Inc.	579,723	12,481,436
Unilever PLC	621,380	30,116,689
		42,598,125
Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	497,663	25,535,089
Johnson & Johnson	408,507	64,029,387
Merck & Co., Inc.	191,192	20,843,752
Pfizer, Inc.	1,381,013	39,759,364
Roche Holding AG	75,220	21,865,966
Sanofi SA	169,650	16,858,591
Teva Pharmaceutical Industries Ltd., ADR(1)	787,317	8,219,589
		197,111,738
Residential REITs — 0.5%
Equity Residential	167,780	10,261,425
Retail REITs — 2.0%
Agree Realty Corp.	241,340	15,192,353
Realty Income Corp.	199,850	11,475,387
Regency Centers Corp.	232,130	15,552,710
		42,220,450
Semiconductors and Semiconductor Equipment — 2.8%
Intel Corp.	691,462	34,745,966
QUALCOMM, Inc.	139,884	20,231,423

Teradyne, Inc.	35,410	3,842,693
		58,820,082
Software — 0.5%
Oracle Corp. (New York)	99,929	10,535,514
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	289,355	8,706,692
Trading Companies and Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	170,499	17,264,729
TOTAL COMMON STOCKS (Cost $1,534,185,299)		2,091,688,854
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,346,039	1,346,039
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $3,411,913), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $3,343,786)		3,341,818
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $40,893,897), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $40,115,654)		40,092,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 12/31/23 - 11/15/30, valued at $3,421,120), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $3,353,974)		3,352,000
		46,785,818
TOTAL SHORT-TERM INVESTMENTS (Cost $48,131,857)		48,131,857
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,582,317,156)		2,139,820,711
OTHER ASSETS AND LIABILITIES†		886,848
TOTAL NET ASSETS — 100.0%		$2,140,707,559

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	658,317	USD	445,622	Bank of America N.A.	3/28/24	$4,124
USD	11,647,951	AUD	17,264,151	Bank of America N.A.	3/28/24	(146,469)
USD	330,867	AUD	490,195	Bank of America N.A.	3/28/24	(4,022)
USD	15,822,335	CHF	13,590,278	Morgan Stanley	3/28/24	(476,852)
USD	54,824,064	EUR	49,963,832	Bank of America N.A.	3/28/24	(521,536)
USD	54,833,806	EUR	49,963,832	JPMorgan Chase Bank N.A.	3/28/24	(511,794)
USD	54,833,806	EUR	49,963,832	Morgan Stanley	3/28/24	(511,793)
USD	40,578,649	GBP	32,011,682	Goldman Sachs & Co.	3/28/24	(241,705)
						$(2,410,047)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$15,393,345	$12,908,761	—
Beverages	—	12,417,001	—
Building Products	—	11,027,436	—
Chemicals	—	11,654,225	—
Consumer Staples Distribution & Retail	25,115,861	27,215,342	—
Electrical Equipment	17,307,513	12,721,300	—
Food Products	52,030,663	27,779,319	—
Hotels, Restaurants and Leisure	—	13,863,426	—
Industrial Conglomerates	22,873,593	15,140,069	—
Machinery	11,470,862	16,113,363	—
Metals and Mining	—	15,637,996	—
Multi-Utilities	21,834,540	8,454,940	—
Oil, Gas and Consumable Fuels	110,011,898	42,590,438	—
Paper and Forest Products	—	17,061,106	—
Personal Care Products	12,481,436	30,116,689	—
Pharmaceuticals	158,387,181	38,724,557	—
Other Industries	1,331,355,994	—	—
Short-Term Investments	1,346,039	46,785,818	—
	$1,779,608,925	$360,211,786	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,124	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,414,171	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.